Related Party Transactions - Additional Information (Details) € in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2023 guarantee	Dec. 31, 2022 guarantee	Dec. 31, 2021 guarantee
Board of Directors and Management Compensation
Prepayments | €	€ 3
BW Group Limited (including subsidiaries)
Board of Directors and Management Compensation
Number of Guarantees | guarantee		4	4	4